Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2023
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001524513
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2023
Prospectus Date	rr_ProspectusDate	Sep. 19, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A